Provisions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Noncurrent Provisions [Line Items]
Decommissioning and other exit costs	$ 735	$ 1,393	$ 1,071	$ 2,225
Cash outflows relating to organizational restructuring			1,900
Cash outflows relating to closure production facility Singapore			$ 6,900
Production Facility in Singapore
Disclosure Of Noncurrent Provisions [Line Items]
Costs relating to closure of facility expected payment period			throughout 2026 and into the first quarter of 2027